Summary Prospectus    September 30, 2015, as supplemented January 21, 2016
Voya Large Cap Value Fund
Class/Ticker: R6/IEDZX
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.voyainvestments.com/literature; email a request to Voyaim_literature@voya.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund's Prospectus and Statement of Additional Information, each dated September 30, 2015, as supplemented, and the audited financial statements on pages 19-48 of the Fund’s shareholder report dated May 31, 2015 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.
Investment Objective
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees[2]	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.79%
Waivers and Reimbursements[3]	(0.05)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.74%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.65% and the portion of the management fee attributable to the administrative services is 0.10%.
3	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$76	247	434	973
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend-paying, large-capitalization issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities include common and preferred stocks, warrants, and convertible securities. For this Fund, the sub-adviser (“Sub-Adviser”) defines large-capitalization companies as companies with market
1 of 4

capitalizations that fall within the collective range of companies within the Russell 1000® Value Index (“Index”) at the time of purchase. The market capitalization range will change with market conditions as the market capitalization range of the companies in the Index changes. The market capitalization of companies in the Index as of June 30, 2015 ranged from $998.3 million to $358.2 billion. The Fund may invest in foreign securities, including companies located in countries with emerging securities markets, when the Sub-Adviser believes they present attractive investment opportunities. The Fund may invest in real estate-related securities, including real estate investment trusts.
The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield at or above the average dividend yield of the companies included in the Russell 1000® Value Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser uses a valuation-based screening process to assist in the selection of companies according to criteria which include the following:
•	an above-average dividend yield, and stability and growth of the dividend; and
•	market capitalization that is usually above $1 billion (although the Fund may also invest up to 20% of its assets in small- and mid-capitalization companies).
The Sub-Adviser may from time to time select securities that do not meet all of these criteria. The Sub-Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability, and valuation characteristics.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency    To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Dividend    Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.
Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and
2 of 4
Summary Prospectus	Voya Large Cap Value Fund

increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.
Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.
Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. In addition, because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.
Real Estate Companies and Real Estate Investment Trusts (“REITs”)    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.
Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Value Investing    Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the Fund's Class R6 shares’ performance for their first full calendar year of operations, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
3 of 4
Summary Prospectus	Voya Large Cap Value Fund

Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 2nd 2014, 4.16% and Worst quarter: 3rd 2014, 0.14%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2015: 0.27%
Average Annual Total Returns %
(for the periods ended December 31, 2014)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	9.92	N/A	N/A	14.47	05/31/13
After tax on distributions	%	6.76	N/A	N/A	10.33
After tax on distributions with sale	%	6.52	N/A	N/A	9.85
Russell 1000® Value Index[1]	%	13.45	N/A	N/A	17.21
1	The index returns do not reflect deductions for fees, expenses, or taxes.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC
Portfolio Managers
Christopher F. Corapi Portfolio Manager (since 05/11)	Vincent Costa, CFA Portfolio Manager (since 06/13)
James Dorment, CFA Portfolio Manager (since 12/15)	Kristy Finnegan, CFA Portfolio Manager (since 05/15)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
4 of 4
Summary Prospectus	SPRO-47116411 (0116-012116)